Stated capital	12 Months Ended
Mar. 31, 2018
Stated Capital [Abstract]
Stated capital
Stated capital

	Number of shares 000s	Stated capital R’000

At April 1, 2016	759,138	1,320,955
Shares issued in relation to share options exercised	5,125	7,072
Share repurchase from Imperial Corporate Services Proprietary Limited	(200,828)	(473,682)
Balance at March 31, 2017	563,435	854,345
Shares issued in relation to share options and share appreciation rights exercised	6,001	10,726
Share repurchase under the Share Repurchase Program	(5,016)	(18,666)

Balance at March 31, 2018	564,420	846,405

The total authorized number of ordinary shares at the end of the financial year amounted to 1 billion shares (2017: 1 billion) with no par value. All issued shares are fully paid up and carry one vote per share and the right to dividends. There were no changes to the authorized number of ordinary shares during the current or prior financial year.

In terms of a special resolution approved in fiscal 2014 a new class of no par value shares, consisting of 100 million preference shares, was created. No preference shares have been issued to date.

Share repurchases
Fiscal 2018
On May 23, 2017, the MiX Telematics Board of Directors approved a share repurchase program of up to R270 million under which the Company may repurchase its ordinary shares, including American Depositary Shares (“ADSs”). The Company may repurchase its shares from time to time at its discretion through open market transactions and block trades, based on ongoing assessments of the capital needs of the Company, the market price of its securities and general market conditions. This share repurchase program may be discontinued at any time by the Board of Directors, and the Company has no obligation to repurchase any amount of its securities under the program. The repurchase program will be funded out of existing cash resources.

As at March 31, 2018, the following purchases had been made under the share repurchase program:

	Total number of shares repurchased 000s	Average price paid per share (1) R	Shares canceled under the share repurchase program 000s	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

June 2017	5,015,660	3.72	5,015,660	18,666	251,334
	5,015,660		5,015,660	18,666	251,334

(1) Including transaction costs.

Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.

Fiscal 2017
On April 29, 2016, the Company entered into an agreement (the “share repurchase agreement”) with Imperial Holdings Limited (“Imperial Holdings”) and Imperial Corporate Services Proprietary Limited (“Imperial Corporate Services”), a wholly owned subsidiary of Imperial Holdings, to repurchase all 200,828,260 of the Company’s shares held by Imperial Corporate Services (the “repurchase shares”) at R2.36 per repurchase share, for an aggregate repurchase consideration of R474.0 million (the “repurchase”). At the general meeting held on August 1, 2016, shareholders of the Company approved the repurchase in terms of the JSE Listings Requirements and the South African Companies Act, No. 71 of 2008, at which point the transaction was accounted for in terms of IFRS. The repurchase was implemented on August 29, 2016. Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.

In fiscal 2017, the financial effect of the transaction was as follows:

R’000

Aggregate repurchase consideration	473,955
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)	(3,222)
Transaction costs capitalized	2,949
Total share repurchase costs	473,682

Equity incentive plans
The Group has issued share incentives under two equity incentive plans, the TeliMatrix Group Executive Incentive Scheme and the MiX Telematics Long-Term Incentive Plan (“LTIP”), to directors and certain key employees within the Group. With the introduction of the LTIP, which was approved by shareholders in terms of an ordinary resolution during 2014, no further awards will be made in terms of the TeliMatrix Group Limited Executive Incentive Scheme going forward.
The LTIP is now being used to issue share incentives to employees and executive members within the Group. The LTIP provides for three types of grants to be issued, namely performance shares, retention shares or share appreciation rights (“SARs”). To date only SARs have been issued.
The table below indicates the total number of awards under the LTIP which are available for issue:

Number of awards

Reconciliation of number of awards available for issue under the LTIP
Maximum number of awards that may be issued during the life of the LTIP	120,000,000
Issued in fiscal 2015	(2,900,000)
Number of awards available for issue as at March 31, 2015	117,100,000
Issued in fiscal 2016	(11,835,000)
Number of awards available for issue as at March 31, 2016	105,265,000
Issued in fiscal 2017	(13,950,000)
Number of awards available for issue as at March 31, 2017	91,315,000
Issued in fiscal 2018	(10,000,000)
Number of awards available for issue as at March 31, 2018	81,315,000

Both equity incentive plans are discussed in further detail in the sections that follow.

Share options under the TeliMatrix Group Executive Incentive Scheme
Share options have been granted to directors and certain key employees within the Group. The exercise price of the options granted is equal to the weighted average market value of ordinary shares for the 20 days preceding the date of the grant. The options vest in tranches of 25% per annum, commencing on the second anniversary of the grant date and expire 6 years after the grant date. In addition to these vesting periods, the vesting of the share options granted are conditional on certain performance conditions being met, namely the share price on the associated measurement date being in excess of the target, after being reduced by the aggregate amount of dividends paid, or an annual total shareholder return in excess of 10% and 5%, taking into account any dividends paid during the vesting period, being achieved. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
Movements in the total number of share options outstanding and their related weighted average exercise prices are as follows:

	Weighted average exercise price 2018 cents per share	Number of options 2018 000s	Weighted average exercise price 2017 cents per share	Number of options 2017 000s

Outstanding at the beginning of the year	266	14,613	235	28,913
Exercised	195	(5,513)	138	(5,125)
Forfeited	—	—	312	(5,875)
Expired	—	—	112	(3,300)
Outstanding at the end of the year	309	9,100	266	14,613
Exercisable at the end of the year	285	7,350	217	8,825

The weighted average remaining contractual life on share options outstanding at year-end is 1.31 years (2017: 1.87 years).
Options exercised in 2018 resulted in 5,512,500 shares (2017: 5,125,000 shares) being issued at a weighted average exercise price of 195 cents per share (2017: 138 cents per share). The related weighted average share price at the time of exercise was 608 cents per share (2017: 307 cents per share).

Refer to note 23 for the total expense recognized in fiscal year 2018 in respect of equity-settled instruments granted to employees and directors.
Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2018 000's	March 31, 2017 000's

Annual shareholder return	Grant date	Expiry date	Exercise price
5%	September 13, 2011	September 13, 2017	130	cents	—	263
10%	January 3, 2012	January 3, 2018	154	cents	—	2,750
10%	November 7, 2012	November 7, 2018	246	cents	5,600	8,100
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					9,100	14,613

No share options were granted during fiscal 2018 or fiscal 2017 under this scheme.

Share appreciation rights
Under the LTIP, SARs may be issued to certain directors and key employees. The award price of the SARs granted is equal to the closing market value of ordinary shares on the day preceding the date of the grant. The SARs granted vest in tranches of 25% per annum, commencing on the second anniversary of the grant date and expire six years after the grant date. In addition to these vesting periods, the vesting of the SARs granted are conditional on a performance condition of an annual total shareholder return in excess of 10%, taking into account any dividends paid during the vesting period, being achieved.
Upon exercise of the SARs by participants, the Group will settle the value of the difference between the award and grant price by delivering shares, alternatively as a fall back provision only, by settling the value in cash.
Movements in the total number of SARs outstanding and their related weighted average award prices are as follows:

	Weighted average award price 2018 cents per share	Number of options 2018 000s	Weighted average award price 2017 cents per share	Number of options 2017 000s

Outstanding at the beginning of the year	309	20,810	311	14,435
Granted on May 30, 2016	—	—	294	9,950
Granted on November 24, 2016	—	—	328	4,000
Granted on May 30, 2017	346	10,000	—	—
Exercised	310	(1,709)	—	—
Forfeited	314	(1,062)	303	(7,575)
Outstanding at the end of the year	322	28,039	309	20,810
Exercisable at the end of the year	313	1,306	305	725

The weighted average remaining contractual life on SARs outstanding at year-end is 4.38 years (2017: 4.88).
SARs exercised in 2018 resulted in 1,708,750 awards (2017: Nil) being issued at a weighted average exercise price of 310 cents per award (2017: nil). The related weighted average share price at the time of exercise was 464 cents per award (2017: nil).

No SARs were exercised by Group executives during fiscal 2018 and fiscal 2017.

SARs outstanding at the end of the fiscal year have the following award prices:

				March 31, 2018 000's	March 31, 2017 000's

Annual shareholder return	Grant date	Expiry date	Award price
10%	December 16, 2014	December 16, 2020	305	—	725
10%	August 31, 2015	August 31, 2021	313	7,764	9,160
10%	May 30, 2016	May 30, 2022	294	6,525	6,925
10%	November 24, 2016	November 24, 2022	328	4,000	4,000
10%	May 30, 2017	May 30, 2023	346	9,750	—
				28,039	20,810

The weighted average fair value of SARs granted during fiscal 2018 and fiscal 2017 was determined using a combination of the Monte Carlo Simulation option pricing model and the Binomial Tree option pricing model. The key drivers and assumptions input into the valuation models used to determine these values are disclosed below.
The volatility was calculated using a mixture of the Company's historical data as well as the share data of comparable companies for grants made in all financial years preceding 2018 and the Company's historical share data for grants made in the current year.

The salient details of SARs granted during fiscal 2018 are provided in the table below:

Total shareholder return

Grant date	May 30, 2017
Fair value (cents per share)	128.4
Award price (cents per share)	346
JSE share price on grant date (cents per share)	345
Expiry date	May 30, 2023
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2018	5.17

Valuation assumptions and drivers
Volatility (%)	41.5
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.84
Annual risk-free interest rate (%)	7.51

The salient details of SARs granted during fiscal 2017 are provided in the table below:

	Total shareholder return	Total shareholder return

Grant date	November 24, 2016	May 30, 2016
Fair value (cents per share)	131.5	111.9
Award price (cents per share)	328	294
JSE share price on grant date (cents per share)	328	289
Expiry date	November 24, 2022	May 30, 2022
Performance conditions
– Total shareholder return of (%)	10.0	10.0
Remaining contractual life at March 31, 2018	4.65	4.17

Valuation assumptions and drivers
Volatility (%)	41.8	40.3
Anticipated forfeiture rate (%)	5.0	5.0
Anticipated dividend yield (%)	2.98	3.57
Annual risk-free interest rate (%)	8.20	8.74

Refer to note 23 for the total expense recognized in fiscal 2018 in respect of equity-settled instruments granted to employees and directors.
Group executives held the following share options outstanding at March 31, 2018 (summarized by grant date):

	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	2,500	—	2,500
C Tasker(1)	2,000	1,500	3,500
G Pretorius	1,100	1,000	2,100
C Lewis	—	1,000	1,000
	5,600	3,500	9,100
Option strike price (cents per share)	246	411
JSE share price on grant date (cents per share)	300	411
Expiry date	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%
(1) Executive director at March 31, 2018.

Group executives held the following SARs outstanding at March 31, 2018 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2018.

No options were held by retired executives as at March 31, 2018.

The following share options were exercised by Group executives during fiscal 2018:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

C Tasker	November 29, 2017	2,000,000	January 3, 2012	154	10%	628
G Pretorius	August 8, 2017	400,000	November 7, 2012	246	10%	451
G Pretorius	November 22, 2017	750,000	January 3, 2012	154	10%	648
C Lewis	March 2, 2018	1,500,000	November 7, 2012	246	10%	600

Group executives held the following share options outstanding at March 31, 2017 (summarized by grant date):

	January 3, 2012 000s	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	—	2,500	—	2,500
C Tasker(1)	2,000	2,000	1,500	5,500
G Pretorius	750	1,500	1,000	3,250
C Lewis	—	1,500	1,000	2,500
	2,750	7,500	3,500	13,750
Option strike price (cents per share)	154	246	411
JSE share price on grant date (cents per share)	160	300	411
Expiry date	January 3, 2018	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%	10%
(1) Executive director at March 31, 2017.

Group executives held the following SARs outstanding at March 31, 2017 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	2,000
C Tasker(1)	750	750	875	2,375
P Dell(1)	200	200	875	1,275
G Pretorius	500	500	875	1,875
C Lewis	500	500	875	1,875
	2,950	2,950	3,500	9,400

JSE share price on grant date (cents per share)	319	289	328
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022
Performance condition
Minimum shareholder return of	10%	10%	10%
(1) Executive director at March 31, 2017.
In respect of R Botha who retired on May 31, 2015, the Board had resolved, as permitted by the share plan rules, that the options not exercised by this former executive prior to the retirement date could be exercised upon vesting before the expiry date of the option.

No options were held by retired executives as at March 31, 2017.

The following share options were exercised by Group executives during fiscal 2017:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

M Pydigadu(1)	May 30, 2016	600,000	June 4, 2010	112	10%	289
M Pydigadu(1)	November 07, 2016	750,000	November 07, 2012	246	10%	323
S Joselowitz	June 03, 2016	1,500,000	June 4, 2010	112	10%	301
B Horan(2)	June 07, 2016	250,000	January 3, 2012	154	10%	300
(1) Resigned as at February 9, 2017.
(2) Resigned as at September 30, 2016.

The following share options were exercised during fiscal 2017 by retired Group executives:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

R Botha	June 1, 2016	1,375,000	June 4, 2010	112	10%	308